Description of the business and summary of material accounting policy information- Aircraft, rotable spare parts, furniture and equipment, net (Details) $ in Thousands		12 Months Ended
	Dec. 22, 2022 USD ($)	Dec. 31, 2023 USD ($) aircraft agreement	Dec. 31, 2022 USD ($) agreement aircraft	Dec. 31, 2021 USD ($)
Aircraft, rotable spare parts, furniture and equipment, net
Maintenance deposits expensed as supplemental rent		$ 83,528	$ 48,172	$ 38,227
Number of aircraft added to fleet | aircraft		13	18
Number of aircraft with lease term extended | aircraft		9	5
Number of engine agreements for which lease term extended | agreement		6	2
Maintenance deposits expensed to contingent rent prior to lease extensions		$ 0
Length of time before routine aircraft and engine maintenance is required		24 months
Maximum length of time before routine aircraft and engine maintenance		36 months
Length of time before major aircraft and engine maintenance is required		6 years
Depreciation		$ 127,401	$ 90,790	50,297
Capitalized borrowing costs		$ 21,901	$ 7,915	7,098
Rate used to determine amount of borrowing cost		8.85%	5.34%
Airframe sale and purchase agreement with SETNA IO LLC, total amount of the transaction	$ 901
Carrying amount of the remaining owned aircraft			$ 795
Aircraft leases
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation		$ 10,321	5,182
Constructions and improvements
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation		493	607
Computer equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation		$ 76	95
Annual depreciation rate		25.00%
Workshop Tools
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation		$ 57	55
Annual depreciation rate		33.30%
Electric power equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation		$ 50	51
Annual depreciation rate		10.00%
Communications equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation		$ 46	38
Annual depreciation rate		10.00%
Workshop machinery and equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation		$ 133	110
Annual depreciation rate		10.00%
Motorized transport equipment platform.
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate		25.00%
Service carts on board
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation		$ 48	37
Annual depreciation rate		20.00%
Office furniture and equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation		$ 253	232
Annual depreciation rate		10.00%
Leasehold improvements to flight equipment
Aircraft, rotable spare parts, furniture and equipment, net
Additions		$ 139,830	138,811	85,940
Amortization of major maintenance leasehold improvement		114,924	83,071	$ 40,744
Depreciation		$ 115,764	$ 84,228
Minimum
Aircraft, rotable spare parts, furniture and equipment, net
Duration of routine aircraft and engine maintenance		6 days
Minimum | Aircraft leases
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate		4.00%
Maximum
Aircraft, rotable spare parts, furniture and equipment, net
Duration of routine aircraft and engine maintenance		12 days
Duration of major aircraft and engine maintenance		42 days
Maximum | Aircraft leases
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate		16.70%